Convertible debenture (Tables)	12 Months Ended
Dec. 31, 2023
Unsecured Convertible Debenture [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of convertible debenture [Table Text Block]
	December 31, 2023	December 31, 2022
Opening balance	$-	$-
Principal issued	1,000,000	-
Equity portion	(37,219)	-
Capitalized transaction costs	(17,641)	-
Detachable warrants	(185,426)	-
Accretion	25,415	-
Ending balance, classified as long-term	$785,129	$-

Convertible Debenture [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of convertible debenture [Table Text Block]
Convertible Debenture	December 31, 2023	December 31, 2022
Opening balance	$-	$-
Principal issued	4,068,300	-
Capitalized transaction costs	(4,058)	-
Detachable warrants	(212,959)	-
Derivative liability	(1,171,660)	-
Accretion	87,050	-
Foreign exchange	(67,912)	-
Ending balance, classified as short-term	$2,698,761	$-

Derivative Liability [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of convertible debenture [Table Text Block]
Derivative Liability	December 31, 2023	December 31, 2022
Opening balance	$-	$-
Original valuation	1,171,660	-
Foreign exchange	(26,585)	-
Fair value adjustment	(117,648)	-
Ending balance, classified as short-term	$1,027,427	$-